UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2007
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               PMFM, Inc.
Address:            1061 Cliff Dawson Rd.
                    Watkinsville, Georgia  30677

Form 13F File Number:    28- 11320
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Judson P. Doherty
     Title:         Chief Financial Officer
     Phone:         (800) 222-7636

Signature, Place, and Date of Signing:

        /s/ Judson P. Doherty       Watkinsville, Georgia      August 13, 2007
     --------------------------     -----------------------    ----------------
          [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         4
                                             -------------------------

Form 13F Information Table Value Total:      $   26,343
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

       COLUMN 1                COLUMN 2      COLUMN 3        COLUMN 4    COLUMN 5     COLUMN 6    COLUMN 7          COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
    NAME OF ISSUER           TITLE OF                         VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER
    --------------            CLASS             CUSIP       (x$1,000)   PRN  AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
                             -------            -----        ---------  --------  ---  ----  ---------- --------  ----  ------ ----
ISHARES TR                    MSCI EAFE IDX    464287 46 5     5281        52587   SH          SOLE                52587
ISHARES TR                    RUSSELL 2000     464287 65 5     4247        63698   SH          SOLE                63698
MIDCAP SPDR TR                 UNIT SER 1      595635 10 3     7378        45278   SH          SOLE                45278
SPDR TR                        UNIT SER 1      78462F 10 3     9437        62736   SH          SOLE                62736

REPORT SUMMARY         4 DATA RECORDS              $26,343      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

